Note 3 - Trade Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2016	2015
Trade accounts receivable	10,286	11,869
Notes receivable	116	560
Less: allowance for doubtful accounts	(960)	(1,091)
Total	9,442	11,338
Less current portion	(9,143)	(10,744)
Total long-term portion	299	593

Schedule of Financing Receivables, Minimum Payments [Table Text Block]
	December 31,
	Sales type leases	License Revenue

2018	65	152
2019	48	-
2020	24	-
2021	10	-
2022	-	-
Total minimum payments	147	152